CUSTOMER DEPOSITS - Deposits - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Customer Deposits [Line Items]
Checking accounts	$ 59,225,849	$ 51,198,284
Savings accounts	89,097,128	76,551,465
Other funds on demand	617,201	532,660
Total demand deposits	148,940,178	128,282,409
Balances on term deposits from customers	85,530,244	83,559,188
Total deposits from customers	234,470,422	211,841,597
Colombia, Pesos
Disclosure of Customer Deposits [Line Items]
Total deposits from customers	122,904,271	116,477,562
Foreign currency [member]
Disclosure of Customer Deposits [Line Items]
Total deposits from customers	$ 111,566,151	$ 95,364,035